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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 44.0%
Aerospace & Defense 0.5%
Boeing Co. (The) Senior Unsecured
11/20/12	1.875%	$5,000,000	$5,073,720
Agencies 0.1%
US Bancorp FDIC Guaranteed (a)
03/13/12	2.250%	1,000,000	1,007,949
Automotive 2.2%
American Honda Finance Corp. (b)(c)
Senior Unsecured
03/27/12	0.530%	3,000,000	2,998,608
American Honda Finance Corp. (c)
Senior Unsecured
03/18/13	2.375%	4,000,000	4,017,924
PACCAR Financial Corp.
12/17/12	1.950%	4,100,000	4,159,196
Volkswagen International Finance NV (b)(c)(d)
04/01/14	0.982%	5,000,000	5,012,160
Volkswagen International Finance NV (c)(d)
08/12/13	1.625%	5,000,000	5,014,190
Total			21,202,078
Banking 20.3%
BB&T Corp.
Senior Unsecured
07/27/12	3.850%	2,100,000	2,147,926
BB&T Corp. (b)
Senior Unsecured
04/28/14	1.125%	5,000,000	4,970,055
Bank of Nova Scotia (b)
03/05/12	0.581%	9,250,000	9,254,634
Barclays Bank PLC (b)(d)
Senior Unsecured
01/13/14	1.438%	5,000,000	4,813,865
Barclays Bank PLC (d)
Senior Unsecured
01/13/14	2.375%	3,600,000	3,554,968
Canadian Imperial Bank of Commerce Senior Unsecured (d)
09/13/13	1.450%	11,000,000	11,057,643
Capital One Financial Corp.
Senior Unsecured
07/15/14	2.125%	2,000,000	1,997,262
Capital One Financial Corp. (b)
Senior Unsecured
07/15/14	1.553%	5,000,000	4,906,605
Citigroup, Inc. Senior Unsecured (b)
04/01/14	1.302%	7,500,000	7,221,600
Commonwealth Bank of Australia (b)(c)(d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Senior Unsecured
11/04/11	0.564%	$6,000,000	$6,000,163
03/19/13	0.900%	10,000,000	9,990,900
Rabobank Nederland NV Senior Unsecured (c)(d)
08/17/12	2.650%	2,850,000	2,893,380
Credit Suisse Senior Unsecured
01/14/14	2.200%	5,000,000	4,991,185
Deutsche Bank AG (b)
01/19/12	0.706%	10,000,000	10,001,030
01/18/13	1.055%	5,000,000	4,992,680
Deutsche Bank AG (d)
Senior Unsecured
01/11/13	2.375%	3,500,000	3,496,801
Fifth Third Bank Senior Unsecured (b)
05/17/13	0.402%	5,500,000	5,374,715
Goldman Sachs Group, Inc. (The) Senior Unsecured (b)
02/06/12	0.449%	6,000,000	5,993,334
ING Bank NV (b)(c)(d)
Senior Unsecured
01/13/12	1.028%	10,000,000	9,995,130
03/15/13	1.397%	5,000,000	4,933,490
JPMorgan Chase & Co. (b)
09/30/13	1.119%	15,000,000	14,912,430
Morgan Stanley (b)
Senior Unsecured
04/29/13	1.408%	3,000,000	2,904,279
01/09/14	0.691%	6,500,000	5,992,051
National Australia Bank Ltd. Senior Unsecured (b)(c)(d)
04/11/14	1.111%	5,000,000	4,983,075
Nordea Bank Finland PLC (b)
02/07/13	0.752%	4,350,000	4,357,582
03/08/13	0.786%	5,000,000	5,006,785
Royal Bank of Canada
03/15/13	2.250%	3,000,000	3,070,218
Santander U.S. Debt SA Unipersonal Bank Guaranteed (c)(d)
10/07/13	2.991%	8,000,000	7,741,784
Toronto-Dominion Bank (The) (b)(d)
Senior Unsecured
07/14/14	0.701%	2,000,000	1,997,154
Toronto-Dominion Bank (The) (d)
Senior Unsecured
07/14/14	1.375%	5,000,000	5,031,500
U.S. Bancorp Senior Notes
07/27/15	2.450%	5,000,000	5,174,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
UBS AG Senior Unsecured (b)
02/23/12	1.403%	$8,000,000	$8,019,760
US Bancorp Senior Unsecured
09/13/13	1.375%	5,000,000	5,049,095
Wachovia Corp. Senior Unsecured (b)
05/01/13	2.199%	5,000,000	5,077,075
Total			197,904,349
Construction Machinery 0.5%
Caterpillar Financial Services Corp. Senior Unsecured (a)
04/01/14	1.650%	5,000,000	5,076,380
Electric 2.9%
Columbus Southern Power Co. Senior Unsecured (b)
03/16/12	0.749%	4,500,000	4,500,180
DTE Energy Co. Senior Unsecured (b)
06/03/13	1.031%	2,000,000	1,997,197
Georgia Power Co. Senior Unsecured (b)
03/15/13	0.667%	10,000,000	10,012,320
Oncor Electric Delivery Co. LLC Senior Secured
05/01/12	6.375%	8,000,000	8,205,008
Southern Co. Senior Unsecured
01/15/12	5.300%	3,500,000	3,532,463
Total			28,247,168
Food and Beverage 3.4%
Anheuser-Busch InBev Worldwide, Inc. (b)(d)
03/26/13	1.088%	5,000,000	5,027,340
Anheuser-Busch InBev Worldwide, Inc. (d)
07/14/14	1.500%	5,000,000	5,070,760
Dr. Pepper Snapple Group, Inc.
12/21/11	1.700%	5,460,000	5,467,217
12/21/12	2.350%	3,000,000	3,045,474
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	4,000,000	4,033,160
General Mills, Inc. (b)
Senior Unsecured
05/16/14	0.640%	4,000,000	3,983,884
HJ Heinz Finance Co.
03/15/12	6.000%	1,000,000	1,017,869

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Kraft Foods, Inc. Senior Unsecured
11/01/11	5.625%	$773,000	$773,089
PepsiCo, Inc. Senior Unsecured (b)
05/10/13	0.355%	5,000,000	4,995,280
Total			33,414,073
Gas Distributors 0.5%
Sempra Energy Senior Unsecured (b)
03/15/14	1.107%	5,000,000	5,007,345
Health Care 1.0%
Express Scripts, Inc.
06/15/12	5.250%	6,000,000	6,150,912
Mount Sinai Hospital
07/01/12	2.210%	3,000,000	3,019,984
Total			9,170,896
Independent Energy 0.4%
Canadian Natural Resources Ltd. Senior Unsecured (d)
10/01/12	5.450%	4,000,000	4,161,936
Life Insurance 1.7%
Lincoln National Corp. Senior Unsecured
12/15/11	6.200%	2,000,000	2,010,599
Metlife Institutional Funding II Secured (b)(c)
04/04/14	1.274%	7,500,000	7,480,403
Metropolitan Life Global Funding I Secured (c)
01/10/14	1.141%	5,000,000	4,993,400
Prudential Financial, Inc. Senior Unsecured
12/14/11	5.100%	1,800,000	1,806,037
Total			16,290,439
Non-Captive Consumer 0.2%
American Express Travel Related Services Co., Inc.
Senior Unsecured (c)
11/21/11	5.250%	1,900,000	1,904,087

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified
General Electric Capital Corp. (b)
Senior Unsecured
01/07/14	1.234%	$5,000,000	$4,943,365
04/07/14	1.014%	5,000,000	4,907,455
Total			9,850,820
Pharmaceuticals 2.1%
Novartis Capital Corp.
04/24/13	1.900%	5,300,000	5,419,012
Pfizer, Inc. Senior Unsecured
03/15/12	4.450%	5,000,000	5,071,220
Sanofi (b)(d)
Senior Unsecured
03/28/14	0.673%	5,000,000	5,001,435
Sanofi (d)
Senior Unsecured
09/30/14	1.200%	5,000,000	5,050,590
Total			20,542,257
Property & Casualty 1.5%
Berkshire Hathaway Finance Corp. (b)
01/10/14	0.721%	4,600,000	4,588,564
Berkshire Hathaway, Inc. Senior Unsecured
08/15/14	0.986%	10,000,000	10,021,440
Total			14,610,004
Refining 0.1%
Valero Energy Corp.
04/15/12	6.875%	1,000,000	1,026,030
Retailers 1.0%
Best Buy Co., Inc. Senior Unsecured
07/15/13	6.750%	5,000,000	5,324,350
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,980,387
Total			9,304,737
Supermarkets 0.5%
Kroger Co. (The)
04/15/13	5.000%	5,000,000	5,237,955
Technology 1.7%
Hewlett-Packard Co. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
05/30/14	1.550%	$3,000,000	$3,008,529
Hewlett-Packard Co. (a)(b)
Senior Unsecured
09/16/14	1.900%	5,000,000	5,031,715
Xerox Corp.
Senior Unsecured
05/15/12	5.500%	5,000,000	5,120,665
Xerox Corp. (b)
Senior Unsecured
05/16/14	1.110%	3,000,000	2,972,958
Total			16,133,867
Transportation Services 0.5%
ERAC U.S.A. Finance LLC (c)
01/10/14	2.250%	5,000,000	5,026,330
Wirelines 1.9%
Telefonica Emisiones SAU (b)(d)
02/04/13	0.594%	10,000,000	9,637,360
Verizon Communications, Inc.
Senior Unsecured
03/28/14	1.950%	1,000,000	1,026,901
Verizon Communications, Inc. (b)
Senior Unsecured
03/28/14	0.973%	3,000,000	3,010,857
Verizon Communications, Inc. (e)
Senior Unsecured
11/03/14	1.250%	5,000,000	5,021,040
Total			18,696,158
Total Corporate Bonds & Notes (Cost: $429,375,336)			$428,888,578

Residential Mortgage-Backed Securities - Agency 2.1%
Federal Home Loan Mortgage Corp. (b)(f)
02/01/36	2.494%	476,575	500,642
Federal Home Loan Mortgage Corp. (f)
CMO Series 2534 Class EC
05/15/22	5.000%	1,227,255	1,244,928
CMO Series 2572 Class HG
02/15/17	4.500%	3,634	3,633
CMO Series 2628 Class WA
07/15/28	4.000%	23,936	23,926
CMO Series 2843 Class BA
01/15/18	5.000%	2,432,501	2,491,102
CMO Series 2880 Class EG
08/15/22	4.500%	808,013	816,860
CMO Series 2886 Class PH
08/15/30	3.900%	141,475	143,011
CMO Series 2958 Class QC
09/15/18	4.500%	2,110,750	2,146,787
CMO Series 3057 Class BT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/15/30	5.000%	$3,385,485	$3,436,955
CMO Series 3187 Class A
02/15/32	5.000%	3,033,802	3,058,294
CMO Series 3241 Class DC
07/15/34	4.500%	3,410,112	3,496,993
Federal National Mortgage Association (b)(f)
03/01/34	2.880%	382,210	404,565
Federal National Mortgage Association (f)
CMO Series 2003-81 Class NY
09/25/16	4.500%	140,182	140,770
CMO Series 2008-68 Class AE
07/25/35	5.250%	2,209,897	2,254,970
Total Residential Mortgage-Backed Securities - Agency (Cost: $20,488,494)			$20,163,436

Residential Mortgage-Backed Securities - Non-Agency 1.3%
BCAP LLC Trust CMO Series 2006-RR1 Class PB (f)
11/25/36	5.000%	656,005	654,346
Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (c)(f)
01/27/36	2.732%	1,601,373	1,567,145
JP Morgan Mortgage Trust CMO Series 2006-S1 Class 3A3 (f)
04/25/36	5.500%	49,259	49,141
JP Morgan Reremic CMO Series 2010-1 Class 1A1 (c)(f)
02/26/37	6.000%	3,331,771	3,434,938
Morgan Stanley Reremic Trust CMO Series 2010-R4 Class 1A (b)(c)(f)
01/26/36	0.548%	5,013,089	4,937,501
RBSSP Resecuritization Trust CMO Series 2010-2 Class 8A3 (b)(c)(f)
08/26/36	0.495%	2,187,916	2,151,888
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $12,627,111)			$12,794,959

Commercial Mortgage-Backed Securities - Non-Agency 7.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 (f)
06/11/35	6.186%	2,591,083	2,591,337
Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class A4 (b)(f)
09/13/13	4.680%	1,090,000	1,146,452
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (f)
05/15/43	4.755%	3,874,564	4,028,666

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2 (f)
12/15/35	4.940%	$8,000,000	$8,232,592
First Union National Bank Commercial Mortgage (f)
Series 2001-C4 Class A2
12/12/33	6.223%	224,442	224,226
Series 2002-C1 Class A2
02/12/34	6.141%	2,276,599	2,281,921
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 (f)
12/10/35	6.269%	5,773,907	5,825,191
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2002-CIB4 Class A3
05/12/34	6.162%	6,491,492	6,512,550
Series 2003-ML1A Class A2
03/12/39	4.767%	5,453,000	5,601,724
Morgan Stanley Capital I Series 2003-T11 Class A4 (f)
06/13/41	5.150%	12,000,000	12,584,352
Morgan Stanley Dean Witter Capital I (f)
Series 2002-HQ Class A3
04/15/34	6.510%	2,793,215	2,804,679
Series 2002-IQ2 Class A4
12/15/35	5.740%	6,978,830	7,100,946
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class A3 (f)
03/18/36	4.865%	1,000,000	1,015,346
Wachovia Bank Commercial Mortgage Trust Series 2003-C3 Class A2 (f)
02/15/35	4.867%	10,986,095	11,297,276
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $72,959,637)			$71,247,258

Asset-Backed Securities - Non-Agency 22.7%
Ally Auto Receivables Trust
Series 2010-1 Class A3
05/15/14	1.450%	3,108,001	3,124,090
Series 2010-4 Class A2
02/15/13	0.710%	2,046,758	2,046,651
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,102,533
AmeriCredit Automobile Receivables Trust
Series 2010-2 Class A2
10/08/13	1.220%	2,313,563	2,316,690
Series 2010-B Class A2 (AGCP)
02/06/14	1.180%	1,293,317	1,291,009
Avis Budget Rental Car Funding AESOP LLC Series 2005-2A Class A (b)(c)
05/20/13	0.431%	10,000,000	9,959,708

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	$4,100,000	$4,101,320
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,964,000	3,962,056
CIT Education Loan Trust Series 2005-1 Class A2 (b)
03/15/22	0.437%	4,375,969	4,354,398
CNH Equipment Trust
Series 2009-B Class A4
10/15/14	5.170%	6,472,950	6,641,328
Series 2011-B Class A3
08/15/16	0.910%	2,487,000	2,484,286
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 (b)
10/15/15	0.647%	10,000,000	10,009,491
Chesapeake Funding LLC Series 2009-2A Class A (b)(c)
09/15/21	1.993%	6,368,660	6,385,157
Chrysler Financial Auto Securitization Trust Series 2007-A Class B (c)
05/08/14	6.250%	3,135,000	3,164,293
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	7,500,000	7,727,059
Citibank Credit Card Issuance Trust (b)
Series 2009-A2 Class A2
05/15/14	1.793%	10,000,000	10,080,928
DT Auto Owner Trust Series 2011-2A Class C (c)
02/16/16	3.050%	3,000,000	2,994,479
Discover Card Master Trust Series 2010-A1 Class A1 (b)
09/15/15	0.893%	8,500,000	8,563,174
Enterprise Fleet Financing LLC Series 2011-2 Class A2 (c)
10/20/16	1.430%	6,000,000	5,999,586
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,894,690
Ford Credit Auto Lease Trust (c)
Series 2010-B Class A3
07/15/13	0.910%	6,750,000	6,757,297
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
09/15/15	1.500%	8,175,000	8,225,005
Ford Credit Floorplan Master Owner Trust (b)(c)
Series 2010-1 Class A
12/15/14	1.893%	10,000,000	10,125,988
GE Equipment Midticket LLC Series 2011-1 Class A2
05/22/14	0.770%	4,000,000	3,999,011

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Great America Leasing Receivables Series 2011-1 Class A2 (c)
03/15/13	1.050%	$5,000,000	$5,010,495
Leaf II Receivables Funding LLC (c)
Series 2010-4 Class A
08/20/18	1.700%	4,951,609	4,896,647
Series 2011-1 Class A
12/20/18	1.700%	4,841,141	4,741,413
Louisiana Public Facilities Authority Series 2011-A Class A1 (b)
04/26/21	0.918%	786,280	784,692
Navistar Financial Corp. Owner Trust Series 2010-A Class A2 (c)
10/18/12	1.470%	2,368,689	2,369,543
Navistar Financial Dealer Note Master Trust Series 2011-1 Class A (c)(e)(m)
10/25/16	1.190%	2,500,000	2,500,000
Nissan Auto Lease Trust Series 2010-A Class A3
01/15/16	1.390%	8,426,102	8,448,053
Oncor Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2
11/17/14	4.810%	294,899	301,125
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (b)
10/01/18	0.872%	1,655,825	1,654,515
SLM Student Loan Trust (b)(c)
Series 2011-A Class A1
10/15/24	1.243%	2,272,246	2,277,825
Series 2011-B Class A1
12/16/24	1.093%	4,707,363	4,702,450
SMART Trust (c)
Series 2011-1USA Class A2A
04/14/13	1.180%	7,605,000	7,604,982
Series 2011-2USA Class A2A
11/14/13	1.220%	6,000,000	5,997,558
Santander Drive Auto Receivables Trust
Series 2010-1 Class A2
03/15/13	1.360%	4,237,939	4,246,041
Series 2010-2 Class A2
08/15/13	0.950%	3,381,751	3,384,974
Series 2010-B Class A2
07/15/13	1.010%	6,132,997	6,132,813
Silverleaf Finance LLC Series 2010-A Class A (c)
07/15/22	5.360%	1,973,284	1,999,187
Utah State Board of Regents Series 2011-1 Class A1 (b)
05/01/23	0.853%	9,900,000	9,849,807
Volkswagen Auto Lease Trust Series 2010-A Class A3
11/20/13	0.990%	5,000,000	5,014,992
Wachovia Auto Owner Trust Series 2008-A Class A4B (b)
03/20/14	1.395%	6,050,233	6,077,533

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Westlake Automobile Receivables Trust Series 2010-1A Class A (c)
12/17/12	1.750%	$1,123,244	$1,123,347
Total Asset-Backed Securities - Non-Agency (Cost: $221,225,015)			$221,428,219

U.S. Treasury Obligations 1.6%
U.S. Treasury (a)
10/31/12	0.375%	15,000,000	15,031,050
Total U.S. Treasury Obligations (Cost: $14,960,156)			$15,031,050

Foreign Government Obligations 0.8%
United Kingdom 0.8%
Royal Bank of Scotland PLC (The) Government Liquid Guaranteed (b)(c)(d)
03/30/12	0.583%	8,000,000	8,004,000
Total Foreign Government Obligations (Cost: $8,000,000)			$8,004,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 6.5%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds Series 2009A-1
06/01/12	5.000%	6,260,000	6,412,932
City of New York Unlimited General Obligation Taxable Bonds Subordinated Series 2010G-2
03/01/12	1.650%	3,000,000	3,007,440
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2007A (b)
10/15/12	1.041%	16,000,000	15,977,920
Illinois Municipal Electric Agency Taxable Revenue Bonds Series 2009B
02/01/13	4.160%	750,000	770,437
New York State Energy Research & Development Authority Revenue Bonds Consolidated Edison Co., Inc. Project Series 2010 AMT (g)
06/01/36	1.450%	4,000,000	4,017,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York State Thruway Authority Revenue Bonds Transportation Series 2011A
03/15/13	3.000%	$5,000,000	$5,172,100
State of Illinois
Unlimited General Obligation Bonds
Series 2004B
03/01/13	5.000%	7,400,000	7,770,592
Unlimited General Obligation Taxable Bonds
Series 2010
01/01/12	2.766%	9,000,000	9,031,320
01/01/13	3.321%	3,500,000	3,565,625
Virginia Small Business Financing Authority Refunding Revenue Bonds Sentara Healthcare Series 2010
11/01/11	3.000%	5,755,000	5,755,439
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (g)
08/01/12	2.000%	2,000,000	2,009,840
Total Municipal Bonds (Cost: $63,042,897)			$63,491,365
		Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.123% (h)(i)		79,189	$79,189
Total Money Market Funds (Cost: $79,189)			$79,189
Issuer	Coupon Rate	Principal Amount	Value

Commercial Paper 13.9%
Electric 1.8%
Pacific Gas & Electric Co. (c)
11/21/11	0.430%	7,500,000	$7,498,163
Wisconsin Energy Corp.
11/10/11	0.310%	10,300,000	10,299,113
Total			17,797,276
Gas Distributors 2.1%
Michigan Consolidated Gas Company
11/15/11	0.330%	20,000,000	19,997,250
Gas Pipelines 1.5%
Kinder Morgan Energy LP (c)
11/01/11	0.300%	15,000,000	14,999,875

Issuer	Coupon Rate	Principal Amount	Value

Commercial Paper (continued)
Healthcare Insurance 3.2%
United Healthcare Group, Inc. (c)
11/01/11	0.350%	$31,600,000	$31,599,693
Other Financial Institutions 2.6%
Reed Elsevier, Inc. (c)
11/14/11	0.340%	25,000,000	24,996,694
Wirelines 2.7%
Verizon Communications, Inc.
11/02/11	0.240%	25,900,000	25,899,655
Total Commercial Paper (Cost: $135,291,643)			$135,290,443

Floating Rate Notes 0.8%
City of Olathe Revenue Bonds Multi-Modal-Taxable-Diamant Series 1997B (Svenska Handelsbanken) (b)(c)
03/01/27	0.520%	2,000,000	2,000,000

Issuer	Coupon Rate	Principal Amount	Value

Floating Rate Notes (continued)
Mississippi Business Finance Corp. Revenue Bonds The Pointe at MSU LLC Project VRDN Series 2009 (Midland States Bank) (b)
12/01/39	0.340%	$6,115,000	$6,115,000
Total Floating Rate Notes (Cost: $8,115,000)			$8,115,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%
Repurchase Agreements 0.4%
Pershing LLC dated 10/31/11, matures 11/01/11 repurchase price $1,000,005 (j)
	0.180%	1,000,000	$1,000,000
Royal Bank of Canada dated 10/31/11, matures 11/01/11 repurchase price $2,673,833 (j)
	0.110%	2,673,825	2,673,825
Total			3,673,825
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,673,825)			$3,673,825
Total Investments
(Cost: $989,838,303) (k)			$988,207,322(l)
Other Assets & Liabilities, Net			(13,193,410)
Net Assets			$975,013,912

Notes to Portfolio of Investments

(a)	At October 31, 2011, security was partially or fully on loan.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $272,784,876 or 27.98% of net assets.

(d)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $128,469,624 or 13.18% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At October 31, 2011, the value of securities subject to alternative minimum tax represented 0.62% of net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(i)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$7,470,574	$(7,391,385)	$—	$79,189	$49	$79,189

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$180,484
Fannie Mae REMICS	119,585
Fannie Mae Whole Loan	577
Fannie Mae-Aces	1,116
Freddie Mac Gold Pool	190,998
Freddie Mac Non Gold Pool	172,025
Freddie Mac Reference REMIC	11,487
Freddie Mac REMICS	116,445
Ginnie Mae I Pool	82,295
Government National Mortgage Association	60,559
United States Treasury Note/Bond	84,429
Total Market Value of Collateral Securities	$1,020,000

Royal Bank of Canada (0.110%)

Security Description	Value
Fannie Mae Pool	$2,170,657
Federal Home Loan Mortgage Corp.-Government National Mortgage Association	11
Freddie Mac Gold Pool	556,633
Freddie Mac REMICS	1
Total Market Value of Collateral Securities	$2,727,302

(k)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $989,838,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,099,000
Unrealized Depreciation	(4,730,000)
Net Unrealized Depreciation	$(1,631,000)

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

(m)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2011, the value of these securities amounted to $2,500,000, which represents 0.26% of net assets.

Abbreviation Legend

AGCP	Assured Guaranty Corporation
AMT	Alternative Minimum Tax
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	—	428,888,578	—	428,888,578
Residential Mortgage-Backed Securities - Agency	—	20,163,436	—	20,163,436
Residential Mortgage-Backed Securities - Non-Agency	—	12,794,959	—	12,794,959
Commercial Mortgage-Backed Securities - Non-Agency	—	71,247,258	—	71,247,258
Asset-Backed Securities - Non-Agency	—	211,790,159	9,638,060	221,428,219
U.S. Treasury Obligations	15,031,050	—	—	15,031,050
Foreign Government Obligations	—	8,004,000	—	8,004,000
Municipal Bonds	—	63,491,365	—	63,491,365
Total Bonds	15,031,050	816,379,755	9,638,060	841,048,865

Short-Term Securities
Commercial Paper	—	135,290,443	—	135,290,443
Floating Rate Notes	—	8,115,000	—	8,115,000
Total Short-Term Securities	—	143,405,443	—	143,405,443

Other
Money Market Fund	79,189	—	—	79,189
Investments of Cash Collateral Received for Securities on Loan	—	3,673,825	—	3,673,825
Total Other	79,189	3,673,825	—	3,753,014
Total	$15,110,239	$963,459,023	$9,638,060	$988,207,322

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Asset backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed
	Securities -
	Non-Agency	Total
Balance as of July 31, 2011	$ —	$ —
Accrued discounts/premiums	57,761	57,761
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	3,828	3,828
Sales	(2,678,807)	(2,678,807)
Purchases	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	12,255,278	12,255,278
Transfers out of Level 3	—	—
Balance as of October 31, 2011	$ 9,638,060	$ 9,638,060

**Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2011 was $3,828.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	December 22, 2011